CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Retained Earnings [Member]	Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deferred Compensation Plan Shares [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2012	$ 29,388	$ 11,721	$ 8,331	$ (77)	$ 659	$ (787)	$ (459)
Balance (in shares) at Dec. 31, 2012		1,169,840
Net income	3,055	$ 0	3,055	0	0	0	0
Other comprehensive loss	(314)	0	0	0	(314)	0	0
Shares acquired: deferred compensation	0	64	0	0	0	(64)	0
Shares divested: deferred compensation	0	(11)	0	0	0	11	0
Stock-based compensation expense		0	62	0	0	0	96
Restricted shares awarded	0	$ 0	(41)	(144)	0	0	185
stock-based compensation expense (in shares)		34
Restricted shares awarded (in shares)		6,750
Cash dividends	(718)	$ 0	(718)	0	0	0	0
Issuance of treasury stock under stock option plans	12	$ 0	(13)	0	0	0	25
Issuance of treasury stock under stock option plans (in shares)		900
Issuance of treasury stock for deferred compensation plan	69	$ 70	(28)	0	0	(70)	97
Issuance of treasury stock for deferred compensation plan (in shares)		3,578
Balance at Dec. 31, 2013	31,588	$ 11,878	20,586	(159)	345	(910)	(152)
Balance (in shares) at Dec. 31, 2013		1,181,068
Net income	3,296	$ 0	3,296	0	0	0	0
Other comprehensive loss	(89)	0	0	0	(89)	0	0
Shares acquired: deferred compensation	0	73	0	0	0	(73)	0
Shares divested: deferred compensation	1	(23)	1	0	0	23	0
Issuance of common stock for deferred compensation plan	40	$ 40	0	0	0	0	0
Issuance of common stock for deferred compensation plan (in shares)		1,660
Stock-based compensation expense	127	$ 39	0	88	0	0	0
Restricted shares awarded	0	$ 97	0	(97)	0	0	0
Issuance of common stock under stock option plans (in shares)		1,000
Restricted shares awarded (in shares)		3,950
Cash dividends	(43)	$ 0	(843)	0	0	0	0
Issuance of common stock under stock option plans	12	12	0	0	0	0	0
Issuance of treasury stock under stock option plans	33	$ 0	(37)	0	0	0	70
Issuance of treasury stock under stock option plans (in shares)		2,575
Issuance of treasury stock for deferred compensation plan	61	$ 61	(16)	0	0	(62)	78
Issuance of treasury stock for deferred compensation plan (in shares)		2,825
Balance at Dec. 31, 2014	34,226	$ 12,177	22,987	(168)	256	(1,022)	(4)
Balance (in shares) at Dec. 31, 2014		1,193,078
Net income	3,425	$ 0	3,425	0	0	0	0
Other comprehensive loss	(99)	0	0	0	(99)	0	0
Shares acquired: deferred compensation	0	53	0	0	0	(53)	0
Shares divested: deferred compensation	0	(11)	0	0	0	11	0
Issuance of common stock for deferred compensation plan	143	$ 285	0	0	0	(142)	0
Issuance of common stock for deferred compensation plan (in shares)		5,315
Restricted shares awarded	0	$ 219	0	(219)	0	0	0
Issuance of common stock under stock option plans (in shares)		2,000
Stock-based compensation expense (restricted)	119	$ 0	0	119	0	0	0
Stock-based compensation expense (nonrestricted)	45	$ 45	0	0	0	0	0
Restricted shares awarded (in shares)		8,000
Cash dividends	(1,060)	$ 0	(1,060)	0	0	0	0
Issuance of common stock under stock option plans	93	93	0	0	0	0	0
Issuance of treasury stock under stock option plans	26	$ 0	(3)	0	0	0	29
Issuance of treasury stock under stock option plans (in shares)		886
Purchase of treasury stock	(736)	$ 0	0	0	0	0	(736)
Purchase of treasury stock (in shares)		(24,486)
Issuance of common stock under stock option plans-APIC	(46)	$ (46)	0	0	0	0	0
Issuance of common stock under stock option plans-APIC (in shares)		1,225
Balance at Dec. 31, 2015	$ 36,136	$ 12,815	$ 25,349	$ (268)	$ 157	$ (1,206)	$ (711)
Balance (in shares) at Dec. 31, 2015		1,186,018